                                         As filed pursuant to Rule 497 under the
                                         Securities Act of 1933 Registration No.
                                         33-81472 and 811-8626











                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
                    VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2003

--------------------------------------------------------------------------------


      This contract is closed to new sales. However, subsequent purchase payments will continue to be accepted.

      The Board of Trustees of Mutual Fund Variable Annuity Trust and SunAmerica Series Trust approved a reorganization whereby each Current Fund listed in the table below will transfer all of its assets and liabilities to a Successor Fund (listed across from it in the table below) in exchange for shares of such Successor Fund, subject to approval by shareholders of the applicable Current Fund.

      A special meeting of shareholders of each Current Fund has been called to consider the applicable reorganizations and related transactions. Before these special meetings, shareholders will receive a combined prospectus/proxy statement containing information about the proposed reorganization relating to their Current Fund and information about the relevant Successor Fund.

           Current Funds                           Successor Funds
           -------------                           ---------------
Asset Allocation Portfolio             MFS Total Return Portfolio
Capital Growth Portfolio               Marsico Growth Portfolio
Growth & Income Portfolio              Davis Venture Value Portfolio
International Equity Portfolio         International Growth and Income Portfolio
Money Market Portfolio                 Cash Management Portfolio
U.S. Government Income Portfolio       Cash Management Portfolio





Date:    September 10, 2003


               PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.










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